Regulatory Matters - Risk-Based Capital Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Mar. 16, 2009	Dec. 31, 2013 Sun Bancorp, Inc [Member]	Dec. 31, 2012 Sun Bancorp, Inc [Member]	Dec. 31, 2013 Sun National Bank [Member]	Dec. 31, 2012 Sun National Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk-Weighted Assets), Actual Amount			$ 332,295	$ 340,111	$ 314,107	$ 322,041
Total Capital (to Risk-Weighted Assets) For Capital Adequacy Purposes, Amount			184,494	198,340	184,070	197,964
Total Capital (to Risk-Weighted Assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount					230,088	247,455
Total Capital (to Risk-Weighted Assets), Actual Ratio	13.65%		14.41%	13.72%	13.65%	13.02%
Total Capital (to Risk-Weighted Assets) For Capital Adequacy Purposes, Ratio			8.00%	8.00%	8.00%	8.00%
Total Capital (to Risk-Weighted Assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio					10.00%	10.00%
Tier 1 Capital (to Risk-Weighted Assets), Actual Amount	71,300		284,781	293,008	284,257	290,922
Tier 1 Capital (to Risk-Weighted Assets) For Capital Adequacy Purposes, Amount			92,247	99,170	92,035	98,982
Tier 1 Capital (to Risk-Weighted Assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount					138,053	148,473
Tier 1 Capital (to Risk-Weighted Assets), Actual Ratio	12.40%	25.00%	12.34%	11.82%	12.40%	11.76%
Tier 1 Capital (to Risk-Weighted Assets) For Capital Adequacy Purposes, Ratio			4.00%	4.00%	4.00%	4.00%
Tier 1 Capital (to Risk-Weighted Assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio					6.00%	6.00%
Leverage Ratio, Actual Amount			284,781	293,008	285,257	290,922
Leverage Ratio For Capital Adequacy Purposes, Amount			126,682	126,080	126,479	125,902
Leverage Ratio To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount					$ 158,099	$ 157,377
Leverage Ratio, Actual Ratio	9.02%		8.99%	9.30%	9.02%	9.24%
Leverage Ratio For Capital Adequacy Purposes, Ratio			4.00%	4.00%	4.00%	4.00%
Leverage Ratio To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio					5.00%	5.00%